Fair Value Measurement - Schedule of Fair Value of the Company’s Level 3 Financial Instruments (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement - Schedule of Fair Value of the Company’s Level 3 Financial Instruments (Details) [Line Items]
Fair value as of beginning balance	$ 1,714
Issuance of Convertible Notes	16	1,600
Accrued stated interest	194	92
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	311	22
Fair value as of Ending balance	$ 2,235	$ 1,714